Derivative Financial Instruments [Text Block]	6 Months Ended
Sep. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments [Text Block]
12.    DERIVATIVE FINANCIAL INSTRUMENTS
The MUFG Group uses various derivative financial instruments both for trading purposes and for purposes other than trading (primarily risk management purposes) in the normal course of business to meet the financial needs of its customers, as a source of revenue and to manage its exposures to a variety of risks. See Note 23 to the consolidated financial statements for the fiscal year ended March 31, 2020 for a further discussion of the MUFG Group’s use of derivative instruments. During the six months ended September 30, 2020, there was no change in the MUFG Group’s use of derivative instruments that had a material impact on the MUFG Group’s financial position and results of operations.
Derivatives Designated as Hedges
The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered mainly by MUFG Americas Holdings whose fiscal period ends on December 31.
Cash Flow Hedges
From time to time, MUFG Americas Holdings uses interest rate derivatives to hedge the risk of changes in cash flows attributable to changes in the designated interest rate on LIBOR indexed loans, and to a lesser extent, to hedge interest rate risk on rollover debt.
MUFG Americas Holdings used interest rate derivatives with an aggregate notional amount of ¥1,023.5 billion at June 30, 2020 to hedge the risk of changes in cash flows attributable to changes in the designated interest rates from variable rate loans. MUFG Americas Holdings used interest rate derivatives with an aggregate notional amount of ¥1.0 billion at June 30, 2020 to hedge the risk of changes in cash flows attributable to changes in the designated interest rate on LIBOR indexed short-term borrowings. At June 30, 2020, the weighted average remaining life of the active cash flow hedges was 3.2 years.
For cash flow hedges, changes in the fair value of the hedging instruments are reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged cash flows are recognized in net interest income. At June 30, 2020, MUFG Americas Holdings expects to reclassify approximately ¥10.1 billion of income from A
ccumulated
OCI to net interest income during the twelve months ending June 30, 2021. This amount could differ from amounts actually realized due to changes in interest rates, hedge terminations and the addition of other hedges subsequent to June 30, 2020.
Notional Amounts of Derivative Contracts
The following table summarizes the notional amounts of derivative contracts at March 31, 2020 and September 30, 2020:

	Notional amounts (1)
	March 31, 2020	September 30, 2020
	(in trillions)
Interest rate contracts	¥1,553.5	¥1,455.9
Foreign exchange contracts	230.2	212.4
Equity contracts	8.1	7.2
Commodity contracts	0.1	0.1
Credit derivatives	8.7	10.3
Other	3.1	3.3

Total	¥1,803.7	¥1,689.2

Note:     (1)     Includes both written and purchased positions.
Impact of Derivatives on the Condensed Consolidated Balance SheetsThe following table summarizes fair value information on derivative instruments that are recorded on the MUFG Group’s condensed consolidated balance sheets at March 31, 2020 and September 30, 2020:

	Fair value of derivative instruments
	March 31, 2020 (1)(5)			September 30, 2020 (1)(5)
	Not designated as hedges (2)	Designated as hedges (3)	Total derivatives (4)	Not designated as hedges (2)	Designated as hedges (3)	Total derivatives (4)
	(in billions)
Derivative assets:
Interest rate contracts	¥10,847	¥—	¥10,847	¥10,477	¥—	¥10,477
Foreign exchange contracts	3,734	—	3,734	2,860	—	2,860
Equity contracts	236	—	236	210	—	210
Commodity contracts	26	—	26	31	—	31
Credit derivatives	114	—	114	91	—	91
Other (6)	1	—	1	4	—	4

Total derivative assets	¥14,958	¥—	¥14,958	¥13,673	¥—	¥13,673

Derivative liabilities:
Interest rate contracts	¥10,205	¥—	¥10,205	¥9,640	¥—	¥9,640
Foreign exchange contracts	3,604	4	3,608	2,754	3	2,757
Equity contracts	277	—	277	223	—	223
Commodity contracts	26	—	26	30	—	30
Credit derivatives	95	—	95	91	—	91
Other (6)	(177)	—	(177)	(105)	—	(105)

Total derivative liabilities	¥14,030	¥4	¥14,034	¥12,633	¥3	¥12,636

Notes:	(1)	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets
 and

liabilities except for (6).
	(3)	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by certain subsidiaries. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying condensed consolidated balance sheets.
	(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
	(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2020.
	(6)	Other mainly include s bifurcated embedded derivatives carried at fair value, which are presented in Loan s , Deposits and Long-term debt.
Impact of Derivatives on the
Conden
sed
Consolidated Statements of Income
The following table provide
s
more detailed information regarding the derivative-related impact on the accompanying condensed consolidated statements of income for the six months ended September 30, 2019 and 2020:

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Six months ended September 30, 2019:
Interest rate contracts	¥—	¥122	¥122
Foreign exchange contracts	(185)	—	(185)
Equity contracts	—	(58)	(58)
Commodity contracts	—	(15)	(15)
Credit derivatives	—	(23)	(23)
Other	—	(48)	(48)

Total	¥(185)	¥(22)	¥(207)

Six months ended September 30, 2020:
Interest rate contracts	¥—	¥136	¥136
Foreign exchange contracts	74	—	74
Equity contracts	—	(37)	(37)
Credit derivatives	—	2	2
Other	9	(94)	(85)

Total	¥83	¥7	¥90

Credit Derivatives
The MUFG Group enters into credit derivatives to manage its credit risk exposure, to facilitate client transactions, and for proprietary trading purposes, under which they provide the counterparty protection against the risk of default on a set of debt obligations issued by a specified reference entity or entities. See Note 23 to the consolidated financial statements for the fiscal year ended March 31, 2020 for a more detailed explanation and discussion of credit derivatives.
The table below summarizes certain information regarding protection sold through credit derivatives as of March 31, 2020 and September 30, 2020:

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2020:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability (1)
	(in millions)
Single name credit default swaps:
Investment grade (2)	¥303,870	¥2,125,006	¥494,040	¥2,922,916	¥(63,855)
Non-investment grade	93,671	279,892	49,681	423,244	3,358
Not rated	2,453	6,826	—	9,279	(18)

Total	399,994	2,411,724	543,721	3,355,439	(60,515)

Index and basket credit default swaps held by BK:
Investment grade (2)	—	28,296	—	28,296	(3)
Non-investment grade	—	99,035	—	99,035	(1,195)

Total	—	127,331	—	127,331	(1,198)

Index and basket credit default swaps held by SCHD:
Investment grade (2)	20,000	182,306	14,950	217,256	(1,820)
Non-investment grade	—	7,595	—	7,595	(165)
Not rated	28,296	190,398	5,316	224,010	(5,205)

Total	48,296	380,299	20,266	448,861	(7,190)

Total index and basket credit default swaps sold	48,296	507,630	20,266	576,192	(8,388)

Total credit default swaps sold	¥448,290	¥2,919,354	¥563,987	¥3,931,631	¥(68,903)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At September 30, 2020:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability (1)
	(in millions)
Single name credit default swaps:
Investment grade (2)	¥360,206	¥2,216,372	¥648,184	¥3,224,762	¥(47,942)
Non-investment grade	118,924	377,967	87,198	584,089	12,209
Not rated	848	2,437	—	3,285	(121)

Total	479,978	2,596,776	735,382	3,812,136	(35,854)

Index and basket credit default swaps held by BK:
Investment grade (2)	—	367,247	47,557	414,804	(33)
Non-investment grade	11,638	84,640	—	96,278	(1,449)

Total	11,638	451,887	47,557	511,082	(1,482)

Index and basket credit default swaps held by SCHD:
Investment grade (2)	36,000	169,791	6,820	212,611	(3,265)
Non-investment grade	—	7,504	—	7,504	(141)
Not rated	32,038	239,229	16,207	287,474	(3,945)

Total	68,038	416,524	23,027	507,589	(7,351)

Total index and basket credit default swaps sold	79,676	868,411	70,584	1,018,671	(8,833)

Total credit default swaps sold	¥559,654	¥3,465,187	¥805,966	¥4,830,807	¥(44,687)

Notes:	(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
	(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
The MUFG Group may economically hedge its exposure to credit derivatives by entering into offsetting derivative contracts. The carrying value and notional amounts of credit protection sold in which the MUFG Group held purchased protection with identical underlying referenced entities were approximately ¥65 billion and ¥3,544 billion, respectively, at March 31, 2020, and approximately ¥42 billion and ¥4,489 billion, respectively, at September 30, 2020.
Collateral is held by the MUFG Group in relation to these instruments. Collateral requirements are determined at the counterparty level and cover numerous transactions and products as opposed to individual contracts.
Credit Risk, Liquidity Risk and Credit-risk-related Contingent Features
Certain derivative instruments held by the MUFG Group contain provisions that require the MUFG Group’s debt to maintain an investment grade credit rating from each of the major credit rating agencies. If the MUFG Group’s debt were to fall below investment grade, it would be in violation of these provisions, and the counterparties to the derivative instruments could request payments on early termination or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position at March 31, 2020 and September 30, 2020 was approximately ¥0.6 trillion and ¥0.7 trillion, respectively, for which the MUFG Group has posted collateral of approximately ¥152 billion and ¥210 billion, respectively, in the normal course of business. The amount of additional collateral and early termination amount which could be requested if the MUFG Group’s debt falls below investment grade was ¥58 billion and ¥80 billion, respectively, as of March 31, 2020 and ¥59 billion and ¥41 billion, respectively, as of September 30, 2020.